Supplemental Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Balance Sheet Information

	December 31
In thousands	2012	2011
Inventories
Raw materials and supplies	$615,101	$219,487
Work-in-process	207,614	47,707
Finished goods	511,144	182,669
Total inventories	$1,333,859	$449,863
Other current assets
Cost in excess of billings	$124,447	$54,701
Prepaid expenses	89,022	42,831
Deferred income taxes	82,614	60,899
Other current assets	38,434	10,260
Total other current assets	$334,517	$168,691
Property, plant and equipment, net
Land and land improvements	$248,554	$41,111
Buildings and leasehold improvements	474,357	244,246
Machinery and equipment	1,073,066	692,930
Construction in progress	102,946	40,251
Total property, plant and equipment	1,898,923	1,018,538
Accumulated depreciation and amortization	710,736	631,013
Total property, plant and equipment, net	$1,188,187	$387,525
Other non-current assets
Asbestos-related insurance receivable	$131,010	$—
Deferred income taxes	68,655	—
Other non-current assets	252,760	94,750
Total other non-current assets	$452,425	$94,750
Other current liabilities
Deferred revenue and customer deposits	$127,149	$10,151
Dividends payable	94,967	—
Billings in excess of cost	61,126	17,732
Accrued warranty	54,337	29,355
Other current liabilities	440,627	166,470
Total other current liabilities	$778,206	$223,708
Other non-current liabilities
Asbestos-related liabilities	$278,918	$630
Taxes payable	50,509	26,470
Other non-current liabilities	165,680	96,409
Total other non-current liabilities	$495,107	$123,509